Short-Term and Long-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2014
Short-term and Long-term Bank Loans [Abstract]
Schedule of Short-Term Loans
	Interest
	rate per	12-31-2014		12-31-2013
Lender	annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- April 18, 2013 to April 2, 2014	7.20%	-	-	20,000
- April 19, 2013 to April 11, 2014	7.20%	-	-	20,000
- April 23, 2013 to April 16, 2014	7.20%	-	-	25,000
- April 25, 2013 to April 18, 2014	7.20%	-	-	20,000
- May 2, 2013 to April 24, 2014	7.20%	-	-	20,000

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	5.9%	10,000	1,612	10,000
		10,000	1,612	115,000
Less: amounts classified as short-term loan		-	-	(105,000)
Less: long-term loan, current portion		(3,350)	(540)	-
Long-term Loan		6,650	1,072	10,000

Schedule of Short-Term Loans Outstanding
Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2014		December 31,2013	December 31,2012
	RMB	US$	RMB	RMB
Secured by:
Property plant and equipment, Land use right			105,000	110,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,612	10,000	10,000
Restricted cash		-	-	-
	10,000	1,612	115,000	120,000

Schedule of Long-Term Bank Loans Maturity	Long-term bank loans maturity for the next five years after December 31, 2014 are as follows:
	RMB	US$
Fiscal 2015	3,350	540
Fiscal 2016	3,350	540
Fiscal 2017	3300	532
Fiscal 2018	-	-
Fiscal 2019	-	-